E. Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment, gross	$ 58,407	$ 49,072
Less accumulated depreciation and amortization	(28,145)	(24,967)	(22,556)
Property, plant and equipment	30,262	24,105
Construction in progress	139	0
Land	733	733
Property, plant and equipment, net	31,134	24,838
Land Improvements [Member]
Property, plant and equipment, gross	103	93
Building and Building Improvements [Member]
Property, plant and equipment, gross	16,016	15,239
Machinery and Equipment [Member]
Property, plant and equipment, gross	37,490	29,977
Furniture and Fixtures [Member]
Property, plant and equipment, gross	1,047	739
Computer Equipment and Software [Member]
Property, plant and equipment, gross	3,563	2,851
Transportation Equipment [Member]
Property, plant and equipment, gross	$ 188	$ 173